Transactions with Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Due from related parties, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Amounts due from HOAs	$16,354	$13,346
Amounts due from Collections	5,957	8,970
Amounts due from other	667	679
Total due from related parties, net	$22,978	$22,995
Due to related parties, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Amounts due to HOAs	$49,890	$33,441
Amounts due to Collections	46,706	30,563
Amounts due to other	203	200
Total due to related parties, net	$96,799	$64,204

Due from related parties, net consisted of the following as of December 31 (in thousands):

	2012	2011
Amounts due from HOAs	$13,346	$12,163
Amounts due from trusts	8,970	15,673
Amounts due from other	679	429
Total due from related parties, net	$22,995	$28,265
Due to related parties, net consisted of the following as of December 31 (in thousands):

	2012	2011
Amounts due to HOAs	$33,441	$34,796
Amounts due to trusts	30,563	20,434
Amounts due to other	200	292
Total due to related parties, net	$64,204	$55,522